Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity
Stockholders' Equity

Note 11. Stockholders’ Equity

Issuance of Common Stock

On May 13, 2016 our Certificate of Incorporation was amended and the number of shares of common stock authorized to be issued by the Company was increased from 122,000,000 to 600,000,000.

On May 25, 2016 we consummated our IPO in which we issued and sold a total of 12,936,038 shares of common stock, including a portion of the underwriter overallotment, at a public offering price of $19.00 per share. We received net proceeds of approximately $226,963 after deducting underwriting discounts and commissions and other offering expenses of approximately $18,822.

A summary of the current rights and preferences of holders of our common stock are as follows:

Voting

Common stockholders are entitled to one vote per share of common stock held on all matters on which such common stockholder is entitled to vote.

Dividends

Common stockholders are eligible to receive dividends on common stock held when funds are available and as approved by the Board of Directors. The Restated Credit Agreement contains negative covenants that limit our ability to pay dividends.

Liquidation Rights

In the event of liquidation or dissolution, common stockholders are entitled to receive all assets available for distribution to stockholders.

Registration Rights

The Second Amended and Restated Stockholders Agreement contains (i) demand registration rights for Advent, subject to a cap of two requests in any 12 month period; (ii) piggy-back registration rights for any stockholder holding at least $500,000 worth of shares (each, a “Holder”), subject to a pro rata reduction if the total amount of shares requested to be included exceeds the amount of securities which in the opinion of the underwriters can be sold; and (iii) shelf registration rights for Holders, subject to a required anticipated aggregate offering price, net of selling expenses, of $5.0 million, subject to a cap of two requests for shelf registrations, for all Holders in the aggregate, in any 12 month period. Holders that are capable of selling all of their registrable securities pursuant to Rule 144 under the Securities Act in a single transaction without timing or volume limitations will not have piggy-back registration rights. We will be responsible for fees and expenses in connection with the registration rights, other than underwriters’ discounts and brokers’ commissions, if any, relating to any such registration and offering.

Common Stock Split

On May 13, 2016 we effected a 6.1-for-1 stock split of all outstanding shares of our common stock. All share, option and per share information presented in the accompanying consolidated financial statements and notes thereto have been adjusted to reflect the stock split on a retroactive basis for all periods presented and all share information is rounded up to the nearest whole share after reflecting the stock split.

Common Stock Dividends

On May 25, 2016 we paid a special cash dividend of $150,000, or $1.94 per share of common stock outstanding prior to the IPO, to holders of record of our common stock on the dividend record date. In connection with the special cash dividend we lowered the exercise price of then outstanding stock options by $1.94 per share in order to preserve the intrinsic value of the options giving effect to the special cash dividend.

Note 13. Stockholders’ Equity

Issuance of Common Stock

In May 2014, a total of 32,790,321 shares were issued for a total fair value of $435,144 in connection with the Connolly iHealth Merger. Of this amount, $365,187 was received in cash and $69,957 was issued to certain members of the former iHT management as they either rolled over a portion of their former equity interests in iHT or received equity in lieu of incentive compensation that was owed to them as of the date of the merger.

A summary of the current rights and preferences of holders of our common stock are as follows:

Voting

Common stockholders are entitled to one vote per share of common stock held on all matters on which such common stockholder is entitled to vote.

Dividends

Common stockholders are eligible to receive dividends on common stock held when funds are available and as approved by the Board of Directors.

Liquidation Rights

In the event of liquidation or dissolution, common stockholders are entitled to receive all assets available for distribution to stockholders.